Notes Related to the Consolidated Statements of Financial Position - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Assets capitalized	€ 10,700
Decrease in net value right of use	339
Advances payment to suppliers	2,899	€ 3,180
Current accounts	89,300	118,400
Term deposits	5,000	€ 16,000
Maturities of term deposit		January 2019
Other cash equivalents	€ 100
Number of shares fully paid up	17,940,035
Nominal value	€ 0.10
Improvement allowance received	€ 1,848
Increase	1,886
Decrease	858
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Decrease	€ 339